Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	METEN HOLDING GROUP LTD.
Trading Symbol	METX
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	20,880,171
Amendment Flag	false
Entity Central Index Key	0001796514
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39258
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	c/o 3rd Floor
Entity Address, Address Line Two	Tower ATagen Knowledge & Innovation Center
Entity Address, Address Line Three	2nd Shenyun West Road, Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Postal Zip Code	518000
Entity Address, Country	CN
Title of 12(b) Security	Ordinary shares, par value US$0.003 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	3487
Auditor Name	Audit Alliance LLP
Auditor Location	Singapore
Business Contact
Document Information Line Items
Entity Address, Address Line One	5 c/o 3rd Floor
Entity Address, Address Line Two	Tower ATagen Knowledge & Innovation Center
Entity Address, Address Line Three	2nd Shenyun West Road, Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Postal Zip Code	518000
Entity Address, Country	CN
Contact Personnel Name	Ronald Tam
City Area Code	+86
Local Phone Number	755 8294 5250
Contact Personnel Email Address	info@ascent-ir.com